Share Capital (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Mar. 11, 2021 USD ($) $ / shares shares	Jan. 12, 2021 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Jan. 10, 2021 shares
Share Capital (Details) [Line Items]
Ordinary shares, issued				86,838,700	86,838,700
Ordinary shares						1,350,000
Purchase price (in Dollars) | $				$ 450,000
Net proceeds (in Yuan Renminbi) | ¥			¥ 28,691
Capital Units [Member]
Share Capital (Details) [Line Items]
Ordinary shares, issued		70,488,700
Shares issued		100,000
Nominal issuance of new shares		70,488,700
Nominal issuance of old shares		100,000
Received consideration (in Dollars) | $	$ 45,577
Amount received			296,386	$ 45,577
Paid-in capital (in Yuan Renminbi) | ¥			¥ 296,381
IPO [Member]
Share Capital (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 10
Class A Ordinary Shares [Member] | Capital Units [Member]
Share Capital (Details) [Line Items]
Issued shares (in Dollars) | $	$ 22,500,000
American Depositary Shares [Member] | Capital Units [Member]
Share Capital (Details) [Line Items]
Shares issued	7,500,000
Price per share (in Dollars per share) | $ / shares	$ 10
Proceed sold shares	2,500,000